SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENT

As reported on the Company’s new releases dated April 16, 2018 and May 1, 2018, the Company reported a spillage incident at the Ying Mining District that a small amount of tailings leaking from the No. 2 tailing facility to Chong-Yang Creek at approximately 9:30 pm on April 12, 2018. Silvercorp’s subsidiary, Henan Found, took immediate actions and the leakage was fully controlled and stopped as of 12:00 pm of April 13, 2018. No personal injuries were incurred and the results of ongoing water tests from Chong-Yang Creek are within the acceptable national water quality standards. Due to the incident, milling operations at the Ying Mining District were temporarily suspended.

On April 28, 2018, one floatation line of 1,000 tonnes per day at the No. 2 mill, using the No. 1 tailing storage facility resumed operation, and full mill operations resumed on May 23, 2018. As the milling capacity of Henan Found is approximately 25% greater than the mining capacity, the temporary suspension of the milling operations is expected to have minimal impact on overall annual production.